Earnings per Share (Details Narrative) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock Units RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	2,314,347	261,461	881,213